Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Summary of concentration of credit risk
Charterer	2016	2015	2014
A	73%	39%	39%
B	24%	31%	34%